Financial Instruments	12 Months Ended
Mar. 31, 2025
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS
28	FINANCIAL INSTRUMENTS

Categories of financial instruments

The following table sets out the financial instruments as at the end of the reporting period:

	As of March 31, 2024	As of March 31, 2025
	USD’000	USD’000
Financial assets

Financial assets at amortized cost
Trade and other receivables, net prepayment	12,115	10,155
Amounts due from related parties	459	235
Cash and cash equivalents	6,384	7,703
	18,957	18,093
Financial liabilities

Financial liabilities at amortized cost
Trade and other payables	16,686	5,393
Amount due to related parties	—	125
Amount due to a director	—	3
Amount due to a shareholder	57	52
Lease liabilities	—	1,681
	16,743	7,254

(a)	Methods and assumptions used to estimate fair value

The carrying amounts of financial assets and financial liabilities, such as trade and other receivables, amounts due from related parties, trade and other payables, amount due to a director and amount due to a shareholder are reasonable approximation of fair value due to their short-term nature.